Allowance for Loan Losses - Company's Analysis of Past Due Held-for-Investment Loans (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 15,166,000	$ 32,127,000	$ 29,122,000
60-89 Days Past Due	2,069,000	17,061,000	2,842,000
90 Days Past Due	6,411,000	15,400,000	37,551,000
Total Past Due	23,643,000	64,588,000	69,515,000
Current	1,486,501,000	2,073,116,000	2,206,645,000
Total Financing Receivables	1,510,144,000	2,137,704,000	2,276,160,000
Loans 90 Days Past Due and Accruing	0	0	0
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	242,494,000	478,734,000	556,966,000
CRE Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	278,651,000	468,442,000	527,825,000
CRE Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	461,631,000	576,084,000	584,857,000
Land and Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	70,156,000	64,306,000	55,919,000
Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	156,926,000	188,478,000	207,720,000
Home Equity Term Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	17,239,000	25,279,000	30,842,000
Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	276,993,000	305,552,000	273,413,000
Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	6,054,000	30,829,000	38,618,000
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Financing Receivables	1,052,932,000	1,587,567,000	1,725,567,000
Commercial Loans [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	4,212,000	9,149,000	3,192,000
60-89 Days Past Due	105,000	2,726,000	797,000
90 Days Past Due	151,000	3,452,000	2,350,000
Total Past Due	4,468,000	15,327,000	6,339,000
Current	238,026,000	463,407,000	550,627,000
Total Financing Receivables	242,494,000	478,734,000	556,966,000
Loans 90 Days Past Due and Accruing	0	0	0
Commercial Loans [Member] | CRE Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,685,000	4,901,000	5,828,000
60-89 Days Past Due	23,000	5,865,000	223,000
90 Days Past Due	1,321,000	3,753,000	10,811,000
Total Past Due	3,029,000	14,519,000	16,862,000
Current	275,622,000	453,923,000	510,963,000
Total Financing Receivables	278,651,000	468,442,000	527,825,000
Loans 90 Days Past Due and Accruing	0	0	0
Commercial Loans [Member] | CRE Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,786,000	899,000	4,037,000
60-89 Days Past Due	166,000	4,661,000	1,000
90 Days Past Due		1,070,000	2,974,000
Total Past Due	2,952,000	6,630,000	7,012,000
Current	458,679,000	569,454,000	577,845,000
Total Financing Receivables	461,631,000	576,084,000	584,857,000
Loans 90 Days Past Due and Accruing	0	0	0
Commercial Loans [Member] | Land and Development [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due			3,823,000
90 Days Past Due	140,000	2,512,000	12,139,000
Total Past Due	140,000	2,512,000	15,962,000
Current	70,016,000	61,794,000	39,957,000
Total Financing Receivables	70,156,000	64,306,000	55,919,000
Loans 90 Days Past Due and Accruing	0	0	0
Consumer Loans [Member] | Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	2,001,000	3,030,000	2,296,000
60-89 Days Past Due	903,000	1,457,000	880,000
90 Days Past Due	796,000	2,324,000	2,518,000
Total Past Due	3,700,000	6,811,000	5,694,000
Current	153,226,000	181,667,000	202,026,000
Total Financing Receivables	156,926,000	188,478,000	207,720,000
Loans 90 Days Past Due and Accruing	0	0	0
Consumer Loans [Member] | Home Equity Term Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	254,000	1,032,000	960,000
60-89 Days Past Due	188,000	223,000	340,000
90 Days Past Due	147,000	825,000	972,000
Total Past Due	589,000	2,080,000	2,272,000
Current	16,650,000	23,199,000	28,570,000
Total Financing Receivables	17,239,000	25,279,000	30,842,000
Loans 90 Days Past Due and Accruing	0	0	0
Consumer Loans [Member] | Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	4,183,000	12,776,000	8,387,000
60-89 Days Past Due	670,000	1,927,000	328,000
90 Days Past Due	3,719,000	1,086,000	5,288,000
Total Past Due	8,572,000	15,789,000	14,003,000
Current	268,421,000	289,763,000	259,410,000
Total Financing Receivables	276,993,000	305,552,000	273,413,000
Loans 90 Days Past Due and Accruing	0	0	0
Consumer Loans [Member] | Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	45,000	340,000	599,000
60-89 Days Past Due	12,000	202,000	273,000
90 Days Past Due	136,000	378,000	499,000
Total Past Due	193,000	920,000	1,371,000
Current	5,861,000	29,909,000	37,247,000
Total Financing Receivables	6,054,000	30,829,000	38,618,000
Loans 90 Days Past Due and Accruing	$ 0	$ 0	$ 0